Debt and Banking Arrangements (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Long-Term Debt

	December 31,
	2019	2018
	(Millions)
Transco:
7.08% Debentures due 2026	$8	$8
7.25% Debentures due 2026	200	200
7.85% Notes due 2026	1,000	1,000
4% Notes due 2028	400	400
5.4% Notes due 2041	375	375
4.45% Notes due 2042	400	400
4.6% Notes due 2048	600	600
Other financing obligation - Atlantic Sunrise	857	807
Other financing obligation - Dalton	259	260
Northwest Pipeline:
7.125% Debentures due 2025	85	85
4% Notes due 2027	500	500
WMB:
4.125% Notes due 2020	600	600
5.25% Notes due 2020	1,500	1,500
4% Notes due 2021	500	500
7.875% Notes due 2021	371	371
3.35% Notes due 2022	750	750
3.6% Notes due 2022	1,250	1,250
3.7% Notes due 2023	850	850
4.5% Notes due 2023	600	600
4.3% Notes due 2024	1,000	1,000
4.55% Notes due 2024	1,250	1,250
3.9% Notes due 2025	750	750
4% Notes due 2025	750	750
3.75% Notes due 2027	1,450	1,450
7.5% Debentures due 2031	339	339
7.75% Notes due 2031	252	252
8.75% Notes due 2032	445	445
6.3% Notes due 2040	1,250	1,250
5.8% Notes due 2043	400	400
5.4% Notes due 2044	500	500
5.75% Notes due 2044	650	650
4.9% Notes due 2045	500	500
5.1% Notes due 2045	1,000	1,000
4.85% Notes due 2048	800	800
Various — 7.625% to 10.25% Notes and Debentures due 2019 to 2027	24	55
Credit facility loans	—	160
Debt issuance costs	(119)	(131)
Net unamortized debt premium (discount)	(58)	(62)
Total long-term debt, including current portion	22,288	22,414
Long-term debt due within one year	(2,140)	(47)
Long-term debt	$20,148	$22,367

Schedule of Maturities of Long-term Debt [Table Text Block]
The following table presents aggregate minimum maturities of long-term debt and other financing obligations, excluding net unamortized debt premium (discount) and debt issuance costs, for each of the next five years:

December 31, 2019
(Millions)
2020	$2,141
2021	893
2022	2,025
2023	1,477
2024	2,279

Schedule of Line of Credit Facilities [Table Text Block]
Credit Facilities

	December 31, 2019
	Stated Capacity	Outstanding
	(Millions)
Long-term credit facility (1)	$4,500	$—
Letters of credit under certain bilateral bank agreements		14
________________
(1)
In managing our available liquidity, we do not expect a maximum outstanding amount in excess of the capacity of our credit facility inclusive of any outstanding amounts under our commercial paper program.